CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net profit for the year	S/ 4,181,648	S/ 3,609,980	S/ 3,163,385
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Net (loss) gain on investments available for sale	375,710	518,658	(635,743)
Income tax	(13,962)	(22,975)	18,503
Other comprehensive income, net of tax, available-for-sale financial assets	361,748	495,683	(617,240)
Net movement on cashflow hedges	(77,369)	(22,109)	41,069
Income tax	18,719	2,294	(1,956)
Other comprehensive income, net of tax, cash flow hedges	(58,650)	(19,815)	39,113
Exchange differences on translation of foreign operations	(54,227)	(26,571)	270,907
Other comprehensive income, net of tax, exchange differences on translation	(54,227)	(26,571)	270,907
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods, net of income tax	248,871	449,297	(307,220)
Total comprehensive income for the year, net of income tax	4,430,519	4,059,277	2,856,165
Attributable to:
Equity holders of Credicorp Ltd.	4,337,616	3,961,618	2,831,612
Non-controlling interest	92,903	97,659	24,553
Comprehensive income	S/ 4,430,519	S/ 4,059,277	S/ 2,856,165